Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies (Textual)
Operating lease expense	$ 10,514	$ 534,589	$ 534,077	$ 454,223
Outstanding trade letters of credit		$ 5,147,960	$ 6,546,920
Operating lease, description	The Company entered into a five year lease agreement with a third party for its manufacturing facility in Mexico (see Note 15). in Mexico.